Note 2 - Basis of Presentation, Principles of Consolidation, and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,
	2022	2021
Prepaid sponsored research	$1,028	$474
Vendor prepayments and deposits	801	486
Prepaid insurance	600	589
Related party receivables	20	22
Non-trade receivables	2	23
Total prepaid expenses and other current assets	$2,451	$1,594

Schedule of Property, Plant and Equipment Useful Life [Table Text Block]
Years
Leasehold improvements	Shorter of estimated useful lives or the term of the lease
Computer equipment	2
Software	3
Machinery and equipment	2 to 5
Furniture and office equipment	2 to 7

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Description	Fair Value	Level 1	Level 2	Level 3
Fair value of warrant liability as of September 30, 2023:	$1	$—	$—	$1
Fair value of warrant liability as of December 31, 2022:	$77	$—	$—	$77
Three Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, June 30, 2023	$2
Change in fair value - net	(1)
Balance, September 30, 2023	$1
Nine Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, December 31, 2022	$77
Change in fair value - net	(76)
Balance, September 30, 2023	$1

Description	Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Fair value of warrant liability:
December 31, 2022	$77	$—	$—	$77
December 31, 2021	$1,412	$—	$—	$1,412
Warrant Liability Long-Term
December 31, 2020	$8,192
Exercise of warrants	(52)
Change in fair value - net	(6,728)
December 31, 2021	$1,412
Change in fair value - net	(1,335)
December 31, 2022	$77